Prepaid Expenses and Deposits (Tables)	12 Months Ended
Oct. 31, 2023
Prepaid Expenses and Deposits [Abstract]
Schedule of Prepaid Expenses and Deposits
	October 31, 2023	October 31, 2022
General insurance	$29,229	$28,900
Other prepaid deposits - current	71,349	34,576
Exploration license insurance - current	117,844	91,095
Prepaid expenses and deposits – current	218,422	154,571
Prepaid deposits - non-current	33,481	33,481
Exploration license insurance - non-current	497,300	560,000
Prepaid expenses and deposits – non-current	530,781	593,481
Total prepaid expenses and deposits	$749,203	$748,052